INVESTMENTS IN AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Participation percentages, carrying amounts and components of non-consolidated investees
At December 31, 2013 and 2012, we have the following participation in investments that are recorded using the equity method:

	2013	2012
Golar Partners (1) (2)	25.4%	29.9%
Egyptian Company for Gas Services S.A.E ("ECGS")	50%	50%
Golar Wilhelmsen Management AS ("Golar Wilhelmsen")	60%	60%

(1) Golar Partners and its subsidiaries were included in our consolidated financial statements until December 13, 2012, following its first AGM upon which the majority of directors were elected by the common unitholders, Golar Partners was deconsolidated and our interests in the subordinated units were accounted for under the equity method from that date (see note 5 for further details).

(2) We held a 41.4% (2012: 54.1%) ownership in Golar Partners as of December 31, 2013. However the 25.4% (2012: 29.9%) interest refers only to our interests in the subordinated units which are subject to the equity method accounting.

The carrying amounts of our investments in our equity method investments as at December 31, 2013 and 2012 are as follows:

(in thousands of $)	2013	2012

Golar Partners	344,858	362,064
ECGS	5,782	5,592
Golar Wilhelmsen	278	—
Equity in net assets of affiliates	350,918	367,656

The components of equity in net assets of non-consolidated affiliates are as follows:

(in thousands of $)	2013	2012
Cost	374,729	374,729
Dividend	(33,363)	(125)
Equity in net earnings (losses) of other affiliates	8,698	(6,948)
Share of other comprehensive income in affiliate	854	—
Equity in net assets of affiliates	350,918	367,656

Summarized financial information of affiliated undertakings
Summarized financial information of the affiliated undertakings shown on a 100% basis are as follows:

(in thousands of $)	December 31, 2013			December 31, 2012
	Golar Wilhelmsen	ECGS	Golar Partners	Golar Wilhelmsen	ECGS	Golar Partners
Balance Sheet
Current assets	4,422	38,365	136,379	7,690	31,853	107,370
Non-current assets	6	156	1,584,840	—	1,368	1,403,604
Current liabilities	3,312	25,934	241,072	7,667	20,859	169,717
Non-current liabilities	400	1,183	910,020	—	1,183	1,099,713
Non-controlling interest	—	—	70,777	—	—	71,858

Statement of Operations
Revenue	5,957	75,309	329,190	4,245	61,769	286,630
Net income (loss)	695	1,318	150,819	(494)	849	127,141